RELATED PARTY TRANSACTIONS - Revenue and Prepayments and other current assets (Details) - USD ($) $ in Thousands				6 Months Ended		12 Months Ended			36 Months Ended
	Mar. 11, 2024	Jan. 01, 2023	May 13, 2022	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023	Apr. 30, 2021
RELATED PARTY TRANSACTIONS
Receipts in advance				$ 68,114		$ 50,430	$ 7,851		$ 50,430
Short term lease cost				1,431	$ 2,901	4,288	2,595	$ 847
Salary and other expenses paid on behalf of related party				3,316	8,308
Loans to related parties				222,865	865
Interest income				$ 8,658	$ 5,848	$ 9,204	$ 12,188	$ 6,219
Maximum
RELATED PARTY TRANSACTIONS
Interest rate on loan					4.50%	4.50%	4.50%	4.50%
Minimum
RELATED PARTY TRANSACTIONS
Interest rate on loan				3.65%					3.65%
Related party
RELATED PARTY TRANSACTIONS
Accounts Receivable				$ 19,674		$ 22,430	$ 8,545		$ 22,430
Receipts in advance						1	8		1
Cash receipts by related parties on behalf of the Group				809	$ 0	3,695	0	$ 0
Allowance for prepayments and other current assets						23			23
Salary and other expenses paid on behalf of related party				648	1,405	4,022	244	0
Term of loan			1 year
Loans to related parties				222,865	865
Interest income				4,472	57
Related party | Adjusted balance
RELATED PARTY TRANSACTIONS
Allowance for prepayments and other current assets				61		11			11
Related party | General and administrative expenses
RELATED PARTY TRANSACTIONS
Prepayments and other current assets		$ 12		40
Related party | Purchase of Geely License
RELATED PARTY TRANSACTIONS
Purchase cost						4,022	244	288,948
Related party | Purchase of Geely License | Zhejiang Liankong
RELATED PARTY TRANSACTIONS
Purchase cost			$ 288,948
Related party | Salary and other expenses | Prepayments and other current assets
RELATED PARTY TRANSACTIONS
Amount receivable from related party included in prepayments and other current assets				4,110		4,271	244		4,271
Related party | Unsecured loan to a related party
RELATED PARTY TRANSACTIONS
Term of loan	5 years
Loans to related parties				0	865	1,227	2,310	0
Interest rate on loan	6.95%
Interest income				69	57	122	24	0
Related party | Unsecured loan to a related party | Prepayments and other current assets
RELATED PARTY TRANSACTIONS
Amount receivable from related party included in prepayments and other current assets				3,141		3,010	2,369		3,010	$ 3,010
Related party | pertaining to purchase of vehicles, auto parts and peripheral products | Prepayments and other current assets
RELATED PARTY TRANSACTIONS
Amount receivable from related party included in prepayments and other current assets				33,191		21,404	6,119		21,404
Related party | Purchase of equipment
RELATED PARTY TRANSACTIONS
Purchase cost				2,689		2,706	0
Related party | Short-term lease
RELATED PARTY TRANSACTIONS
Short term lease cost				474	63	765	347	243
Related party | Short-term lease | Other expenses
RELATED PARTY TRANSACTIONS
Short term lease cost						82	0
Related party | Provision of services
RELATED PARTY TRANSACTIONS
Revenues				10,662	5,021	12,573	8,344	3,280
Related party | Sales of goods
RELATED PARTY TRANSACTIONS
Revenues				2,330	$ 807	3,432	23	$ 0
Accounts Receivable				19,674		$ 22,430	$ 8,545		$ 22,430
Receipts in advance				$ 11,036